Intangible Assets Including Goodwill - Summary of CGUs to which significant amounts of goodwill are allocated (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of CGU to which significant amounts of goodwill are allocated [line items]
CGUs to which significant amounts of goodwill are allocated	¥ 182,334	¥ 188,183
KMD [member]
Disclosure of CGU to which significant amounts of goodwill are allocated [line items]
CGUs to which significant amounts of goodwill are allocated	82,387	86,940
NPS [member]
Disclosure of CGU to which significant amounts of goodwill are allocated [line items]
CGUs to which significant amounts of goodwill are allocated	39,051	41,475
Others [member]
Disclosure of CGU to which significant amounts of goodwill are allocated [line items]
CGUs to which significant amounts of goodwill are allocated	¥ 60,896	¥ 59,768